Cover Page Cover Page	Nov. 04, 2026
Cover [Abstract]
Written Communications	false
Entity Address, Address Line One	c/o Aircastle Advisor LLC, 201 Tresser Boulevard,Suite 400
Entity Incorporation, State or Country Code	D0
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	001-32959
Entity Tax Identification Number	98-0444035
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	504-1020
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001362988
Amendment Flag	false
Entity Registrant Name	Aircastle LTD